Submission	Jan. 16, 2026
Submission [Line Items]
Central Index Key	0001718405
Registrant Name	Hycroft Mining Holding Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A